NOTES RECEIVABLE, NET - THIRD PARTIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
NOTES RECEIVABLE, NET - THIRD PARTIES
Notes receivable pledged as collateral	¥ 0		¥ 372,000
Third parties
NOTES RECEIVABLE, NET - THIRD PARTIES
Notes receivable	3,676,478		3,224,739
Notes receivable, net	¥ 3,676,478	$ 525,729	¥ 3,224,739